SHARE-BASED COMPENSATION - Fair value (Details) - $ / shares	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2023
Options granted using Black-Scholes option-pricing model
Risk-free interest rate	3.80%
Expected dividend yield	0.00%	0.00%
Fair value of options at grant date per share	$ 25.83
Minimum
Options granted using Black-Scholes option-pricing model
Risk-free interest rate		2.80%
Expected life (years)	7 years 3 months 29 days	6 years 1 month 17 days
Volatility	71.10%	64.80%
Fair value of options at grant date per share		$ 7.98
Maximum
Options granted using Black-Scholes option-pricing model
Risk-free interest rate		2.88%
Expected life (years)	7 years 4 months 24 days	6 years 6 months 25 days
Volatility	71.40%	68.40%
Fair value of options at grant date per share		$ 8.83